Segmental reporting	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Segmental reporting
Segmental reporting
The Company’s activities are covered by one operating and reporting segment: Drug Development. There have been no changes to management’s assessment of the operating and reporting segment of the Company during the period.
All non-current assets are based in the United Kingdom.